N-2	6 Months Ended
Jun. 30, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001308927
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance Tax-Managed Buy-Write Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	29,374,715